UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

100 Half Day Road Lincolnshire, IL 60069

(Address of principal executive offices) (Zip code)

Andrea W. Armstrong 100 Half Day Road Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

Hewitt Money Market Fund of Hewitt Series Trust

Schedule of Investments September 30, 2012 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value
Money Market Master Portfolio of Master Investment Portfolio	$573,186,379

Total Investments (Cost - $573,186,379) - 100.0%	573,186,379
Liabilities in Excess of Other Assets - (0.0)%	(331,833)

Net Assets - 100.0%	$572,854,546

Hewitt Money Market Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2012, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $573,186,379 and 1.6%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—Unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the fund has the ability to access

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the Fund’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)

Money Market Master Portfolio

(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit

Euro
National Australia Bank Ltd., London (a):
0.45%, 12/20/12	$300,000	$300,000,000
0.43%, 1/16/13	212,000	212,000,000
Sumitomo Trust & Banking Co. Ltd., 0.40%, 11/16/12	200,000	200,000,000

		712,000,000

Yankee(b)
Bank of Nova Scotia, Houston, 0.35%, 10/16/13 (a)	250,000	249,980,229
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.43%, 11/14/12	270,000	270,000,000
0.41%, 11/19/12	350,000	350,000,000
0.49%, 2/19/13	238,000	238,000,000
Barclays Bank Plc, New York, 0.49%, 1/23/13	571,000	571,000,000
Canadian Imperial Bank of Commerce, New York, 0.32%, 3/01/13 (a)	553,015	553,015,000
Credit Industriel ET Commercial, New York, 0.44%, 12/03/12	380,000	380,000,000
Credit Suisse, New York, 0.32%, 2/04/13	384,000	384,000,000
Mitsubishi UFJ Trust & Banking Corp., New York:
0.37%, 11/01/12	500,000	500,000,000
0.48%, 2/28/13 (a)	155,000	155,000,000
Mizuho Corporate Bank Ltd., New York, 0.32%, 12/05/12	200,000	200,000,000
National Bank of Canada, New York, 0.52%, 7/25/13 (a)	275,000	275,000,000
Natixis, New York, 0.58%, 1/03/13	829,000	829,000,000
Nordea Bank Finland Plc, New York, 0.36%, 2/19/13	325,000	325,000,000
Rabobank Nederland, New York:
0.52%, 1/14/13	360,000	360,000,000
0.63%, 4/24/13 (a)	285,500	285,500,000
0.59%, 5/09/13 (a)	225,000	225,000,000
Skandinaviska Enskilda Banken, New York:
0.41%, 10/25/12	150,000	150,000,000
0.36%, 2/01/13	275,000	275,000,000
Societe Generale NY, 0.58%, 1/03/13	825,000	825,000,000
Sumitomo Mitsui Banking Corp., New York:
0.40%, 2/08/13	375,000	375,000,000
0.40%, 2/12/13	375,000	375,000,000
Sumitomo Trust & Banking Co., Ltd., New York, 0.35%, 11/08/12	300,000	300,000,000
Westpac Banking Corp., New York:
0.33%, 1/04/13 (a)	99,000	99,000,000
0.41%, 5/07/13	150,000	150,000,000

Total Certificates of Deposit—26.2%		9,411,495,229

Commercial Paper

Antalis US Funding Corp., 0.40%, 11/01/12 (c)	167,000	166,942,478
Atlantic Asset Securitization LLC (c):
0.35%, 10/18/12	100,000	99,983,472
0.35%, 10/23/12	90,000	89,980,750
Atlantis One Funding Corp. (c):
0.54%, 1/07/13	260,000	259,617,800
0.53%, 1/17/13	75,000	74,880,750
0.49%, 2/21/13	350,000	349,318,764
Barton Capital Corp. (c):
0.34%, 11/01/12	89,000	88,973,943
0.35%, 11/02/12	180,000	179,944,000
0.35%, 11/05/12	110,000	109,962,569
Ciesco LLC, 0.53%, 10/19/12 (c)	100,000	99,973,500
Collateralized CP Co. LLC, 0.38%, 1/17/13 (c)	400,000	399,544,000
Commonwealth Bank of Australia, 0.37%, 1/14/13 (a)	380,000	380,000,000
DNB Bank ASA, 0.35%, 2/05/13 (c)	300,000	299,634,875

Schedule of Investments (continued)

Money Market Master Portfolio

(Percentages shown are based on Net Assets)

Erste Abwicklungsanstalt (c):
0.55%, 1/22/13	$110,000	$109,811,667
0.60%, 2/11/13	100,000	99,778,333
0.57%, 2/20/13	30,000	29,932,550
0.64%, 2/21/13	50,000	49,872,889
0.65%, 2/28/13	150,000	149,593,750
0.55%, 3/11/13	170,000	169,581,847
0.55%, 3/12/13	200,000	199,505,000
0.52%, 3/25/13	100,000	99,747,222
0.52%, 3/27/13	100,000	99,744,333
0.47%, 4/04/13	100,000	99,758,472
0.50%, 4/23/13	50,000	49,858,333
0.50%, 4/29/13	100,000	99,708,333
Govco LLC (c):
0.42%, 10/15/12	175,000	174,971,417
0.40%, 12/04/12	100,000	99,928,889
HSBC Bank Plc:
0.51%, 11/28/12 (c)	390,000	389,679,550
0.56%, 9/18/13 (a)	230,000	230,000,000
ING US Funding LLC, 0.44%, 1/16/13 (c)	569,050	568,305,811
Kells Funding LLC:
0.53%, 11/01/12 (c)	125,000	124,942,951
0.56%, 11/09/12 (c)	150,000	149,904,125
0.43%, 1/07/13 (c)	79,000	78,907,526
0.60%, 1/16/13 (c)	100,000	99,821,667
0.50%, 2/04/13 (c)	25,000	24,956,250
0.54%, 2/05/13 (c)	80,000	79,847,600
0.48%, 2/06/13 (c)	80,000	79,863,467
0.50%, 2/22/13 (c)	50,000	49,900,000
0.49%, 3/01/13 (c)	50,000	49,897,236
0.48%, 3/01/13 (c)	98,000	97,802,693
0.50%, 3/20/13 (c)	100,000	99,763,889
0.59%, 5/03/13	205,000	204,427,253
LMA Americas LLC, 0.35%, 11/02/12 (c)	110,000	109,965,778
Matchpoint Master Trust, 0.35%, 10/09/12 (c)	135,136	135,125,489
Mont Blanc Capital Corp. (c):
0.45%, 10/09/12	150,000	149,985,000
0.44%, 11/01/12	100,000	99,962,111
0.43%, 12/07/12	120,000	119,903,967
Nestle Capital Corp., 0.37%, 9/06/13 (c)	175,000	174,388,472
NRW. BANK, 0.18%, 10/04/12 (c)	285,000	284,995,725
Old Line Funding LLC, 0.32%, 3/11/13 (c)	85,000	84,878,356
Rabobank USA Financial Corp., 0.45%, 3/11/13 (c)	225,000	224,547,187
Royal Park Investments Funding Corp. (c):
0.95%, 10/05/12	45,000	44,995,250
0.70%, 10/12/12	125,000	124,973,264
0.80%, 10/19/12	15,200	15,193,920
0.88%, 11/16/12	25,000	24,971,889
Scaldis Capital LLC, 0.33%, 10/15/12 (c)	93,000	92,988,065
Skandinaviska Enskilda Banken AB, 0.44%, 11/15/12 (c)	250,000	249,862,500
Starbird Funding Corp. (c):
0.35%, 10/10/12	75,000	74,993,438
0.35%, 10/11/12	70,000	69,993,194
Versailles CDS LLC, 0.40%, 10/19/12 (c)	215,000	214,956,663
Victory Receivables Corp., 0.26%, 10/02/12 (c)	50,000	49,999,639
Westpac Banking Corp., 0.54%, 7/02/13 (a)	275,000	275,000,000
Westpac Securities NZ Ltd., 0.66%, 4/15/13 (a)	300,000	300,000,000

Total Commercial Paper - 26.1%		9,380,249,861

Corporate Notes

JPMorgan Chase Bank NA, 0.53%, 5/17/13 (a)	250,725	250,725,000

Westpac Banking Corp., 1.07%, 9/24/13 (a)	25,000	25,158,707

Total Corporate Notes - 0.8%		275,883,707

Schedule of Investments (continued)

Money Market Master Portfolio

(Percentages shown are based on Net Assets)

Time Deposits
Barclays Bank Plc, 0.02%, 10/01/12	$482,209	$482,209,000
Deutsche Bank AG, 0.10%, 10/01/12	227,657	227,657,000
DNB Nor Bank ASA, 0.08%, 10/01/12	500,000	500,000,000
Svenska Handelsbanken AB, 0.09%, 10/01/12	1,000,000	1,000,000,000

Total Time Deposits - 6.1%		2,209,866,000

U.S. Government Sponsored Agency Obligations

Fannie Mae, 4.75%, 2/21/13	70,304	71,557,470
Fannie Mae Discount Notes, 0.16%, 1/16/13 (c)	100,000	99,952,444
Fannie Mae Variable Rate Notes (a):
0.31%, 1/10/13	250,000	249,986,066
0.34%, 5/17/13	304,000	303,941,427
0.20%, 11/08/13	170,000	169,943,111
0.20%, 6/20/14	425,000	424,854,751
Federal Farm Credit Banks Variable Rate Notes (a):
0.14%, 6/18/13	66,000	66,000,000
0.18%, 3/07/14	40,000	39,994,717
0.20%, 10/20/14	95,000	94,960,538
Federal Home Loan Bank:
1.75%, 12/14/12	81,700	81,955,672
0.17%, 1/24/13	44,910	44,910,312
0.16%, 1/25/13	144,000	143,977,825
0.13%, 2/01/13	200,000	199,968,236
0.16%, 2/06/13	200,000	199,991,088
0.17%, 2/13/13	100,000	99,998,934
0.23%, 5/17/13	120,000	119,990,078
0.23%, 5/21/13	100,000	99,991,028
0.23%, 5/29/13	50,000	49,992,350
0.42%, 6/21/13	88,275	88,374,183
0.25%, 7/05/13	65,500	65,493,310
Federal Home Loan Bank Discount Notes, 0.16%, 5/03/13 (c)	56,028	55,973,046
Federal Home Loan Bank Variable Rate Notes (a):
0.19%, 4/12/13	114,500	114,490,918
0.31%, 7/08/13	50,000	50,000,000
Freddie Mac Discount Notes, 0.12%, 10/11/12 (c)	225,000	224,992,500
Freddie Mac Variable Rate Notes (a):
0.18%, 3/21/13	270,040	269,988,921
0.37%, 9/03/13	227,900	227,857,544
0.17%, 9/13/13	884,785	884,275,119
0.20%, 11/04/13	309,000	308,966,343

Total U.S. Government Sponsored Agency Obligations - 13.5%		4,852,377,931

U.S. Treasury Obligations
U.S. Treasury Bill (c):
0.14%, 11/08/12	140,000	139,979,311
0.13%, 1/17/13	350,000	349,863,500
0.15%, 2/21/13	275,000	274,838,877
U.S. Treasury Note:
1.38%, 10/15/12	200,000	200,097,315
0.38%, 10/31/12	300,000	300,066,784
1.38%, 11/15/12	250,000	250,388,632
3.38%, 11/30/12	175,000	175,930,447
1.38%, 3/15/13	280,000	281,469,875
1.13%, 6/15/13	120,000	120,742,385

Total U.S. Treasury Obligations - 5.8%		2,093,377,126

Repurchase Agreements
Barclays Capital Inc., 0.20%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $437,007,283, collateralized by various U.S. Treasury obligations, 0.13% to 3.63%, due 1/15/24 to 4/15/28, par and fair value of $333,654,400 and $445,740,074, respectively)	437,000	437,000,000

Schedule of Investments (continued)

Money Market Master Portfolio

(Percentages shown are based on Net Assets)

BNP Paribas Securities Corp., 0.18%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $280,004,200, collateralized by various corporate debt obligations, 2.83% to 6.50%, due 2/01/13 to 9/15/22, par and fair value of $269,374,233 and $288,400,000, respectively)	$280,000	$280,000,000
BNP Paribas Securities Corp., 0.25%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $300,006,250, collateralized by various U.S. government obligations, 3.50% to 5.00%, due 5/20/40 to 7/20/42, par and fair value of $372,356,480 and $306,000,000, respectively)	300,000	300,000,000
Citigroup Global Markets Inc., 0.25%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $300,006,250, collateralized by various U.S. government obligations, 2.50% to 4.50%, due 1/01/25 to 9/01/42, par and fair value of $365,256,414 and $306,000,000, respectively)	300,000	300,000,000
Citigroup Global Markets Inc., 0.43%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $95,003,404, collateralized by various U.S. Treasury obligations and municipal obligations, 0.00% to 7.94%, due 11/15/17 to 12/01/41, par and fair value of $89,798,827 and $103,437,947, respectively)	95,000	95,000,000
Citigroup Global Markets Inc., 0.52%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $130,005,633, collateralized by various U.S. government obligations, corporate debt obligations and municipal obligations 0.00% to 8.00%, due 2/01/13 to 12/01/42, par and fair value of $132,807,762 and $143,050,488, respectively)	130,000	130,000,000
Credit Suisse Securities (USA) LLC, 0.20%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $194,791,246, collateralized by U.S. Treasury obligations, 0.13%, due 7/31/14, par and fair value of $199,200,000 and $198,686,005, respectively)	194,788	194,788,000
Credit Suisse Securities (USA) LLC, 0.63%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $250,013,125, collateralized by various corporate debt obligations, 0.00% to 8.85%, due 3/15/20 to 4/08/49, par and fair value of $858,934,662 and $287,500,794, respectively)	250,000	250,000,000
Credit Suisse Securities (USA) LLC, 0.76%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $150,009,500, collateralized by various corporate debt obligations, 0.32% to 5.87%, due 12/20/14 to 5/20/41, par and fair value of $535,618,185 and $164,871,770, respectively)	150,000	150,000,000
Deutsche Bank Securities Inc., 0.25%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $890,018,542, collateralized by various U.S. Treasury obligations and U.S. government obligations, 0.88% to 4.00%, due 6/30/16 to 7/20/42, par and fair value of $886,083,639 and $910,936,734, respectively)	890,000	890,000,000
Goldman Sachs & Co., 0.18%, 10/04/12 (Purchased on 9/28/12 to be repurchased at $380,011,400, collateralized by various U.S. government debt obligations and corporate debt obligations, 0.00% to 4.75%, due 10/19/12 to 2/27/32, par and fair value of $385,104,000 and $387,600,140, respectively)	380,000	380,000,000
Goldman Sachs & Co., 0.19%, 10/03/12 (Purchased on 9/28/12 to be repurchased at $190,005,014, collateralized by various U.S. government obligations, 1.25% to 2.00%, due 7/17/17 to 8/01/19, par and fair value of $191,805,000 and $193,800,916, respectively)	190,000	190,000,000
Goldman Sachs & Co., 0.21%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $50,000,875, collateralized by various U.S. government obligations, 4.50% to 5.50%, due 10/01/35 to 7/01/40, par and fair value of $114,743,540 and $51,000,000, respectively)	50,000	50,000,000
Goldman Sachs & Co., 0.21%, 10/02/12 (Purchased on 9/28/12 to be repurchased at $700,016,333, collateralized by various U.S. government obligations, 1.93% to 7.00%, due 9/01/29 to 2/01/49, par and fair value of $1,596,404,339 and $714,000,000, respectively)	700,000	700,000,000
Greenwich Capital Markets Inc., 0.23%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $140,002,683, collateralized by various U.S. government obligations, 2.50% to 8.00%, due 5/01/17 to 10/01/42, par and fair value of $153,677,353 and $142,801,114, respectively)	140,000	140,000,000
HSBC Securities (USA) Inc., 0.16%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $200,002,667, collateralized by various corporate debt obligations, 0.61% to 0.70%, due 3/21/19 to 8/15/21, par and fair value of $220,730,000 and $210,001,805, respectively)	200,000	200,000,000
JPMorgan Securities LLC, 0.43%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $60,002,150, collateralized by various corporate debt obligations, 4.25% to 8.88%, due 5/23/13 to 1/26/39, par and fair value of $38,209,000 and $61,941,166, respectively)	60,000	60,000,000

Schedule of Investments (continued)

Money Market Master Portfolio

(Percentages shown are based on Net Assets)

JPMorgan Securities LLC, 0.73%, 1/07/13 (Purchased on 9/28/12 to be repurchased at $200,409,611, collateralized by various corporate debt obligations, 0.39% to 7.53%, due 4/25/18 to 2/15/51, par and fair value of $371,213,972 and $215,718,510, respectively)	$200,000	$200,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.22%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $ 770,014,117, collateralized by various U.S. government obligations, 0.00% to 4.00%, due 6/25/21 to 10/1/42, par and fair value of $ 746,894,677 and $789,989,138, respectively)	770,000	770,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.23%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $100,001,917, collateralized by various corporate debt obligations, 0.00% to 0.36%, due 10/10/12 to 3/18/13, par and fair value of $102,045,908 and $102,000,000, respectively)	100,000	100,000,000
Morgan Stanley & Co. LLC, 0.16%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $90,001,200, collateralized by various U.S. government obligations, 2.40% to 6.00%, due 7/01/27 to 9/01/42, par and fair value of $231,670,892 and $91,800,000, respectively)	90,000	90,000,000
Morgan Stanley & Co. LLC, 0.21%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $23,939,419, collateralized by U.S. Treasury obligations, 0.25%, due 1/15/15, par and fair value of $24,424,500 and $24,417,869, respectively)	23,939	23,939,000
Morgan Stanley & Co. LLC, 0.25%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $440,009,167, collateralized by various U.S. government obligations, 3.00% to 4.50%, due 9/01/27 to 9/01/42, par and fair value of $415,785,471 and $448,800,001, respectively)	440,000	440,000,000
RBS Securities Inc., 0.15%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $120,001,500, collateralized by various U.S. government obligations, 2.34% to 2.62%, due 1/01/34 to 8/01/42, par and fair value of $157,447,475 and $122,402,905, respectively)	120,000	120,000,000
RBS Securities Inc., 0.27%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $110,002,475, collateralized by U.S. government obligations and U.S. Treasury obligations, 0.00% to 1.75%, due 11/19/12 to 1/31/14, par and fair value of $111,730,000 and $112,204,652, respectively)	110,000	110,000,000
Wells Fargo Bank Co. 0.18%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $320,004,800, collateralized by various corporate debt obligations and municipal obligations, 0.00% to 6.90%, due 8/17/15 to 2/15/51, par and fair value of $1,847,108,116 and $336,000,000, respectively)	320,000	320,000,000

Total Repurchase Agreements - 19.2%		6,920,727,000

Total Investments (Cost - $ 35,143,976,854*) - 97.7%		35,143,976,854

Other Assets Less Liabilities - 2.3%		809,928,224

Net Assets - 100.0%		$35,953,905,078

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer is a US branch of a foreign domiciled bank.
(c)	Rates shown are discount rates or a range of discount rates at the time of purchase.

Schedule of Investments (concluded)

Money Market Master Portfolio

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:

Short-Term Securities[1]	—	$35,143,976,854	—	$35,143,976,854

[1]	See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, cash of $665 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 207.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong
President

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong
President

Date:	November 26, 2012

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer and Chief Financial Officer

Date:	November 26, 2012